Other Assets - Schedule of Deferred Financing Cost Movement (Details) - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2026	Dec. 31, 2025
Schedule of Deferred Financing Cost Movement [Abstract]
Opening		$ 14,253,132	$ 3,806,246
Costs incurred on committed debt facilities			12,554,000
Costs incurred on issue of convertible notes		885,000	7,410,000
Reclassification to debt upon borrowings		(3,056,828)	(7,590,005)
Financing expense	[1]		(1,927,109)
Ending balance		$ 12,081,304	$ 14,253,132

[1]	Financing expense represents the excess of the fair value of instruments issued (including subscriber shares and commitment shares) over the proceeds allocated to the related convertible note for respective tranches.